SHARE-BASED COMPENSATION - Share Option Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥) shares
Number of shares
Outstanding at the beginning of the period (in shares) | shares	5,794,831	5,794,831
Granted (in shares) | shares	1,279,872	1,279,872
Exercised (in shares) | shares	(2,147,819)	(2,147,819)
Forfeited (in shares) | shares	(119,902)	(119,902)
Outstanding at the end of the period (in shares) | shares	4,806,982	4,806,982		5,794,831
Vested and expected to vest at the end of the period (in shares) | shares	4,560,233						4,560,233
Exercisable at the end of the period (in shares) | shares	2,236,685						2,236,685
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 30.58
Granted (in dollars per share) | $ / shares	56.68		$ 34.27		$ 31.40
Exercised (in dollars per share) | $ / shares	29.04
Forfeited (in dollars per share) | $ / shares	32.64
Outstanding at the end of the period (in dollars per share) | $ / shares	38.17		$ 30.58
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	37.86
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 30.66
Weighted average remaining contractual life
Outstanding at the end of the period	3 years 9 months 29 days	3 years 9 months 29 days
Vested and expected to vest at the end of the period	3 years 9 months 11 days	3 years 9 months 11 days
Exercisable at the end of the period	2 years 7 months 24 days	2 years 7 months 24 days
Aggregate intrinsic value
Outstanding at the end of the period | $	$ 109,017
Vested and expected to vest at the end of the period | $	104,855
Exercisable at the end of the period | $	67,535
Total intrinsic value of options exercised	28,424	¥ 184,932		¥ 83,976		¥ 92,723
Unrecognized share-based compensation cost related to non-vested share options	$ 33,064						¥ 215,124
Weighted average vesting period	3 years	3 years
Proceeds from the exercise of share options	$ 65,237	¥ 424,450		¥ 160,493		¥ 83,476